Share Repurchase	12 Months Ended
Dec. 31, 2013
Share Repurchase
13	Share Repurchase

In November 2011, the Company approved a share repurchase program (“2011 Program”), under which the Company was authorized to repurchase up to $100 million worth of its issued and outstanding ordinary American Depositary Shares (“ADSs”) on the NYSE Euronext at prevailing market prices from time to time during the period from November 2011 to December 2012 in trades pursuant to a Rule 10b5-1 repurchase plan, or otherwise, in accordance with applicable federal securities laws, including the anti-manipulation provisions of Rule 10b-18, promulgated under the U.S. Securities Exchange Act of 1934, as amended (“Rule 10b-18”).

In November 2013, the Company approved a share repurchase program (“2013 Program”), under which the Company is authorized to repurchase up to $200 million worth of its issued and outstanding ordinary ADSs on the NYSE Euronext at prevailing market prices from time to time during the period from November 2013 to July 2014 in trades pursuant to a Rule 10b5-1 repurchase plan, or otherwise, in accordance with Rule 10b-18. In March 2014, the Company subsequently approved to increase the size of 2013 Program from $200 million to $300 million.

The purpose of the above share repurchase program is to deliver value to the shareholders of the Company. Repurchases will be made at management’s discretion, subject to restrictions on price, volume, and timing. The timing and extent of any purchases will depend upon market conditions and the trading price of its ADSs, as well as other factors. The repurchase program does not obligate the Company to make repurchases at any specific time or situation.

For 2011 Program, the Company repurchased an aggregate amount of 387,454 of its outstanding shares of ADS at a consideration of $10,160 and nil ADS in 2011 and 2012, respectively. All these repurchased ADS were reissued through the exercise of share options or the grants of restricted shares units (“RSU”) during 2012. Accordingly, the treasury stock was $10,160 and $nil as of December 31, 2011 and 2012, respectively.

For 2013 Program, the Company repurchased 1,111,664 of its outstanding shares of ADSs at a consideration of $42,369 and retired 605,121 shares in 2013, resulting in reductions of $0.078 in common stock and $23,577 in additional paid-in capital as of December 31, 2013. As of December 31, 2013, the amount of treasury stock was $18,792.